Goodwill and Intangible Assets - Estimated Future Amortization Expense (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2015	$ 836
2016	738
2017	646
2018	565
2019	415
Purchased credit card and Affinity relationships
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2015	358
2016	299
2017	239
2018	180
2019	121
Core deposit intangibles
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2015	122
2016	105
2017	91
2018	80
2019	7
Customer relationships
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2015	340
2016	325
2017	310
2018	302
2019	286
Other intangibles
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2015	16
2016	9
2017	6
2018	3
2019	$ 1